Thrivent Core Emerging Markets Debt Fund Investment Objectives and Goals - Thrivent Core Emerging Markets Debt Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Core Emerging Markets Debt Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent Core Emerging Markets Debt Fund (the "Fund") seeks to maximize total return while providing high current income and capital appreciation. The Fund's investment objective may be changed without shareholder approval.